December 2012 Note 16 - Forgiveness of Debt	12 Months Ended
Dec. 31, 2012
December 2012 Note 16 - Forgiveness Of Debt
Note 16 - Forgiveness of Debt

The Company recognized debt forgiveness income in the total amount of $13,020 and $17,115 during the year ended December 31, 2012 and 2011, respectively, as presented in other income within the Statements of Operations.

On February 22, 2011, we settled a convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest. An additional $318 of accrued interest was forgiven from another lender whose principal debt balance was paid in full on December 17, 2010. Both of these debt settlements were included in the $17,115 debt forgiveness amount as presented in other income at December 31, 2011. All other debt forgiveness was derived from the settlement of trade payables and cash received as repayments of prior period compensation from our former president.